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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404) 870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia    5/16/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        None
                                        --------------------

Form 13F Information Table Entry Total:   111
                                        --------------------

Form 13F Information Table Value Total: $ 434,702
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                                 002824100     4259    86829 SH       Sole                    86829
ACCENTURE PLC IRELAND SHS CLAS                  G1151C101      550    10000 SH       Sole                    10000
AEROPOSTALE COM                                 007865108     4347   178725 SH       Sole                   178725
AETNA INC NEW COM                               00817Y108     4315   115270 SH       Sole                   115270
ALMOST FAMILY INC COM                           020409108     3850   102279 SH       Sole                   102279
ALPHA NATURAL RESOURCES INC CO                  02076X102     4961    83561 SH       Sole                    83561
AMGEN INC COM                                   031162100     6264   117189 SH       Sole                   117189
APOLLO GROUP INC CL A                           037604105     5498   131820 SH       Sole                   131820
ARCHER DANIELS MIDLAND CO COM                   039483102     7488   207949 SH       Sole                   207949
ARROW ELECTRS INC COM                           042735100     6557   156575 SH       Sole                   156575
AT&T INC COM                                    00206R102     7761   253559 SH       Sole                   253559
AZZ INC COM                                     002474104     2529    55460 SH       Sole                    55460
BANK OF AMERICA CORPORATION CO                  060505104      272    20388 SH       Sole                    20388
BANK OF NEW YORK MELLON CORP C                  064058100     3666   122739 SH       Sole                   122739
BB&T CORP COM                                   054937107      609    22192 SH       Sole                    22192
BUCKEYE TECHNOLOGIES INC COM                    118255108     3195   117345 SH       Sole                   117345
CAL DIVE INTL INC DEL COM                       12802T101     2397   343395 SH       Sole                   343395
CENTRAL GARDEN & PET CO COM                     153527106     2090   237250 SH       Sole                   237250
CENTURYLINK INC COM                             156700106     7129   171585 SH       Sole                   171585
CHEVRON CORP NEW COM                            166764100      122     1131 SH       Sole                     1131
CIGNA CORP COM                                  125509109     9077   204983 SH       Sole                   204983
CISCO SYS INC COM                               17275R102       86     5012 SH       Sole                     5012
CITY HLDG CO COM                                177835105     2551    72140 SH       Sole                    72140
CLIFFS NATURAL RESOURCES INC C                  18683K101     8807    89614 SH       Sole                    89614
COCA COLA CO COM                                191216100      201     3036 SH       Sole                     3036
COMPUTER SCIENCES CORP COM                      205363104     6817   139894 SH       Sole                   139894
CONOCOPHILLIPS COM                              20825C104     8765   109755 SH       Sole                   109755
CONVERGYS CORP COM                              212485106     5498   382901 SH       Sole                   382901
CORE MARK HOLDING CO INC COM                    218681104     3440   104082 SH       Sole                   104082
CORNING INC COM                                 219350105     4053   196477 SH       Sole                   196477
COVENTRY HEALTH CARE INC COM                    222862104     2891    90737 SH       Sole                    90737
CRANE CO COM                                    224399105     2848    58806 SH       Sole                    58806
DARDEN RESTAURANTS INC COM                      237194105     7888   160550 SH       Sole                   160550
DELPHI FINL GROUP INC CL A                      247131105     2585    84160 SH       Sole                    84160
DIAMOND OFFSHORE DRILLING INC                   25271C102     5689    73217 SH       Sole                    73217
DONNELLEY R R & SONS CO COM                     257867101     7231   382187 SH       Sole                   382187
EMCOR GROUP INC COM                             29084Q100     2903    93749 SH       Sole                    93749
ENERGY PARTNERS LTD COM NEW                     29270U303      885    49145 SH       Sole                    49145
ENPRO INDS INC COM                              29355X107     3730   102709 SH       Sole                   102709
ESTERLINE TECHNOLOGIES CORP CO                  297425100     3319    46935 SH       Sole                    46935
EVEREST RE GROUP LTD COM                        G3223R108     7581    85967 SH       Sole                    85967
EXXON MOBIL CORP COM                            30231G102      938    11150 SH       Sole                    11150
F M C CORP COM NEW                              302491303     8389    98780 SH       Sole                    98780
FREDS INC CL A                                  356108100     1683   126363 SH       Sole                   126363
FUSHI COPPERWELD INC COM                        36113E107     2956   368569 SH       Sole                   368569
GAMMA PHARMACEUTICALS INC COM                   36467F106        1    26925 SH       Sole                    26925
GAP INC DEL COM                                 364760108     6847   302161 SH       Sole                   302161
GLATFELTER COM                                  377316104     2213   166125 SH       Sole                   166125
GOLDMAN SACHS GROUP INC COM                     38141G104     4676    29486 SH       Sole                    29486
GREAT LAKES DREDGE & DOCK CORP                  390607109      810   106110 SH       Sole                   106110
HCC INS HLDGS INC COM                           404132102     4641   148236 SH       Sole                   148236
HEALTHWAYS INC COM                              422245100     2449   159355 SH       Sole                   159355
HELMERICH & PAYNE INC COM                       423452101     5197    75661 SH       Sole                    75661
HEWLETT PACKARD CO COM                          428236103     4294   104805 SH       Sole                   104805
INSTEEL INDUSTRIES INC COM                      45774W108     1807   127800 SH       Sole                   127800
INTEL CORP COM                                  458140100     5268   261034 SH       Sole                   261034
INTERNATIONAL BUSINESS MACHS C                  459200101      289     1770 SH       Sole                     1770
JOHNSON & JOHNSON COM                           478160104      152     2568 SH       Sole                     2568
JPMORGAN CHASE & CO COM                         46625H100     7647   165870 SH       Sole                   165870
KIMBERLY CLARK CORP COM                         494368103     7099   108771 SH       Sole                   108771
KINETIC CONCEPTS INC COM NEW                    49460W208     4799    88192 SH       Sole                    88192
KMG CHEMICALS INC COM                           482564101     2455   124880 SH       Sole                   124880
KNIGHT CAP GROUP INC CL A COM                   499005106     2788   208065 SH       Sole                   208065
KROGER CO COM                                   501044101     7433   310108 SH       Sole                   310108
LAKELAND FINL CORP COM                          511656100     2546   112259 SH       Sole                   112259
LHC GROUP INC COM                               50187A107     1920    63985 SH       Sole                    63985
LINCOLN NATL CORP IND COM                       534187109     7436   247540 SH       Sole                   247540
MANTECH INTL CORP CL A                          564563104     2863    67535 SH       Sole                    67535
MARATHON OIL CORP COM                           565849106     8883   166628 SH       Sole                   166628
MATTEL INC COM                                  577081102     6076   243717 SH       Sole                   243717
MCDONALDS CORP COM                              580135101      121     1587 SH       Sole                     1587
MCGRAW HILL COS INC COM                         580645109     5659   143618 SH       Sole                   143618
MEDTRONIC INC COM                               585055106     6596   167631 SH       Sole                   167631
MICROSOFT CORP COM                              594918104     6195   243998 SH       Sole                   243998
NAVIGATORS GROUP INC COM                        638904102     2373    46085 SH       Sole                    46085
NRG ENERGY INC COM NEW                          629377508     7628   354139 SH       Sole                   354139
OCEANFIRST FINL CORP COM                        675234108     2115   151640 SH       Sole                   151640
OLIN CORP COM PAR $1                            680665205     4419   192808 SH       Sole                   192808
OM GROUP INC COM                                670872100     2770    75796 SH       Sole                    75796
ORACLE CORP COM                                 68389X105      107     3200 SH       Sole                     3200
ORRSTOWN FINL SVCS INC COM                      687380105     2701    96465 SH       Sole                    96465
PEPSICO INC COM                                 713448108      311     4835 SH       Sole                     4835
PFIZER INC COM                                  717081103     7849   386438 SH       Sole                   386438
PROCTER & GAMBLE CO COM                         742718109      127     2060 SH       Sole                     2060
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     5857   185870 SH       Sole                   185870
RAYTHEON CO COM NEW                             755111507     6270   123253 SH       Sole                   123253
REGIS CORP MINN COM                             758932107     3939   222056 SH       Sole                   222056
REYNOLDS AMERICAN INC COM                       761713106     6071   170865 SH       Sole                   170865
RUBY TUESDAY INC COM                            781182100     2363   180265 SH       Sole                   180265
S Y BANCORP INC COM                             785060104     1827    72630 SH       Sole                    72630
SAIC INC COM                                    78390X101     3575   211282 SH       Sole                   211282
SCHLUMBERGER LTD COM                            806857108      270     2895 SH       Sole                     2895
SEABRIGHT HOLDINGS INC COM                      811656107     2652   258766 SH       Sole                   258766
SIERRA WIRELESS INC COM                         826516106     1765   161485 SH       Sole                   161485
STANDARD MTR PRODS INC COM                      853666105     2250   162720 SH       Sole                   162720
STARBUCKS CORP COM                              855244109      244     6594 SH       Sole                     6594
TRANSOCEAN LTD REG SHS                          H8817H100     6290    80689 SH       Sole                    80689
TTM TECHNOLOGIES  INC COM                       87305R109     4744   261250 SH       Sole                   261250
UFP TECHNOLOGIES INC COM                        902673102     2310   134240 SH       Sole                   134240
UNIT CORP COM                                   909218109     3517    56770 SH       Sole                    56770
UNITEDHEALTH GROUP INC COM                      91324P102     8888   196648 SH       Sole                   196648
URS CORP NEW COM                                903236107     5953   129281 SH       Sole                   129281
V F CORP COM                                    918204108     7957    80760 SH       Sole                    80760
WELLS FARGO & CO NEW COM                        949746101     5275   166338 SH       Sole                   166338
WESTERN DIGITAL CORP COM                        958102105     8199   219861 SH       Sole                   219861
WHIRLPOOL CORP COM                              963320106     4318    50585 SH       Sole                    50585
ISHARES TR RUSSELL MIDCAP                       464287499      253     2320 SH       Sole                     2320
VANGUARD INDEX FDS MCAP VL IDX                  922908512      234     4100 SH       Sole                     4100
VANGUARD INDEX FDS MID CAP ETF                  922908629      498     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E                  922908611      504     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF                    922908744      446     7860 SH       Sole                     7860